Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 743,867		₩ 598,590
Share of net asset amount		558,981		410,457
Carrying amount		682,670	[1]	₩ 448,718	[1]	$ 541,724	₩ 771,435	[1]
KB Pre IPO Secondary Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]			15.19%
Acquistion cost	[2]			₩ 259
Share of net asset amount	[2],[3]			1,622
Carrying amount	[1]	₩ 0		₩ 1,622	[2],[3]		1,279
Industry	[2]			Investment finance
Location	[2]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	66.66%		66.66%
Acquistion cost	[4]	₩ 3,601		₩ 8,801
Share of net asset amount	[3],[4]	5,978		11,789
Carrying amount	[1]	₩ 5,978	[3],[4]	₩ 11,789	[3],[4]		16,042
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.61%		12.61%
Acquistion cost	[2]	₩ 96,516		₩ 105,924
Share of net asset amount	[2],[3]	90,653		99,785
Carrying amount	[1]	₩ 90,617	[2],[3]	₩ 99,785	[2],[3]		106,624
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.47%		38.46%
Acquistion cost		₩ 8,143		₩ 12,343
Share of net asset amount	[3]	19,840		22,921
Carrying amount	[1]	₩ 19,836	[3]	₩ 22,921	[3]		21,348
Industry		Investment finance		Investment finance
Location		Korea		Korea
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 9,800		₩ 9,800
Share of net asset amount	[3]	20,250		19,835
Carrying amount	[1]	₩ 19,162	[3]	₩ 18,222	[3]		16,144
Industry		Auto loans		Auto loans
Location		Korea		Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.99%		14.99%
Acquistion cost	[2]	₩ 9,158		₩ 9,158
Share of net asset amount	[2],[3]	(15,963)		(19,481)
Carrying amount	[1]	₩ 0	[2],[3]	₩ 0	[2],[3]		0
Industry	[2]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	17.86%		25.14%
Acquistion cost	[2]	₩ 440		₩ 440
Share of net asset amount	[2],[3]	60		(147)
Carrying amount	[1]	₩ 60	[2],[3]	₩ 0	[2],[3]		0
Industry	[2]	Research, consulting, and big data		Research, consulting, and big data
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	12.24%		11.05%
Acquistion cost	[5]	₩ 800		₩ 800
Share of net asset amount	[3],[5]	201		181
Carrying amount	[1]	₩ 213	[3],[5]	₩ 525	[3],[5]		198
Industry	[5]	System software publishing		System software publishing
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.		The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[6]	22.22%		22.22%
Acquistion cost	[6]	₩ 1,000		₩ 1,000
Share of net asset amount	[3],[6]	696		633
Carrying amount	[1]	₩ 1,399	[3],[6]	₩ 1,320	[3],[6]		1,281
Industry	[6]	Farm product distribution		Farm product distribution
Location	[6]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.95%		14.95%
Acquistion cost	[2]	₩ 6,100		₩ 6,100
Share of net asset amount	[2],[3]	1,892		5,628
Carrying amount	[1]	₩ 1,892	[2],[3]	₩ 5,628	[2],[3]		5,950
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	9.00%		9.00%
Acquistion cost	[2]	₩ 4,500		₩ 4,500
Share of net asset amount	[2],[3]	4,959		4,497
Carrying amount	[1]	₩ 4,959	[2],[3]	₩ 4,497	[2],[3]		7,153
Industry	[2]	Credit information		Credit information
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	43.33%		43.33%
Acquistion cost	[4]	₩ 25,927		₩ 45,557
Share of net asset amount	[3],[4]	21,735		48,201
Carrying amount	[1]	₩ 22,432	[3],[4]	₩ 48,898	[3],[4]		46,213
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 1,826		₩ 2,776
Share of net asset amount	[3]	4,798		5,413
Carrying amount	[1]	₩ 4,798	[3]	₩ 5,413	[3]		12,895
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	56.00%		56.00%
Acquistion cost	[4]	₩ 9,744		₩ 14,280
Share of net asset amount	[3],[4]	13,794		16,828
Carrying amount	[1]	₩ 13,794	[3],[4]	₩ 16,828	[3],[4]		17,630
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	42.55%		42.55%
Acquistion cost	[4]	₩ 12,450		₩ 25,250
Share of net asset amount	[3],[4]	17,801		29,669
Carrying amount	[1]	₩ 17,051	[3],[4]	₩ 28,919	[3],[4]		26,763
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	18.52%		18.52%
Acquistion cost	[2]	₩ 4,599		₩ 4,999
Share of net asset amount	[2],[3]	3,773		4,146
Carrying amount	[1]	₩ 3,773	[2],[3]	₩ 4,146	[2],[3]		4,133
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		28.99%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[3]	957		959
Carrying amount	[1]	₩ 957	[3]	₩ 959	[3]		960
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.56%		14.56%
Acquistion cost	[2]	₩ 23,801		₩ 21,641
Share of net asset amount	[2],[3]	25,144		21,948
Carrying amount	[1]	₩ 25,144	[2],[3]	₩ 21,948	[2],[3]		16,636
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	37.69%		37.69%
Acquistion cost	[4]	₩ 18,041		₩ 5,795
Share of net asset amount	[3],[4]	16,539		4,680
Carrying amount	[1]	₩ 16,539	[3],[4]	₩ 4,680	[3],[4]		5,049
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	44.29%		44.29%
Acquistion cost	[4]	₩ 21,375		₩ 21,375
Share of net asset amount	[3],[4]	19,180		20,972
Carrying amount	[1]	₩ 19,180	[3],[4]	₩ 20,972	[3],[4]		16,999
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.95%		26.95%
Acquistion cost		₩ 10,000		₩ 10,000
Share of net asset amount	[3]	9,542		9,604
Carrying amount	[1]	₩ 9,542	[3]	₩ 9,604	[3]		9,711
Industry		Investment finance		Investment finance
Location		Korea		Korea
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[7]	99.99%		99.99%
Acquistion cost	[7]	₩ 10,000		₩ 10,000
Share of net asset amount	[3],[7]	10,244		10,070
Carrying amount	[1]	₩ 10,244	[3],[7]	₩ 10,070	[3],[7]		10,023
Industry	[7]	Asset management		Asset management
Location	[7]	Korea		Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	12.00%		12.00%
Acquistion cost	[2]	₩ 10,006		₩ 13,392
Share of net asset amount	[2],[3]	12,554		15,254
Carrying amount	[1]	₩ 12,554	[2],[3]	₩ 15,254	[2],[3]		5,611
Industry	[2]	Asset management		Asset management
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Project Vanilla Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				49.00%
Acquistion cost				₩ 2,450
Share of net asset amount	[3]			525
Carrying amount	[1]	₩ 0		₩ 525	[3]		2,151
Industry				Investment finance
Location				Korea
December & Company Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	16.78%		16.78%
Acquistion cost	[2]	₩ 29,951		₩ 25,330
Share of net asset amount	[2],[3]	3,735		9,054
Carrying amount	[1]	₩ 16,029	[2],[3]	₩ 21,388	[2],[3]		24,402
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	5.05%		5.05%
Acquistion cost	[2]	₩ 550		₩ 550
Share of net asset amount	[2],[3]	630		618
Carrying amount	[1]	₩ 630	[2],[3]	₩ 618	[2],[3]		547
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Material and Parts No.1 PEF
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	14.47%		14.47%
Acquistion cost	[2]	₩ 3,400		₩ 3,400
Share of net asset amount	[2],[3]	3,321		3,343
Carrying amount	[1]	₩ 3,321	[2],[3]	₩ 3,343	[2],[3]		3,371
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 12,775		₩ 8,375
Share of net asset amount	[3]	10,483		8,067
Carrying amount	[1]	₩ 10,483	[3]	₩ 8,067	[3]		0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Bio Private Equity No.3 Ltd..
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]			12.20%
Acquistion cost	[2]			₩ 10,000
Share of net asset amount	[2],[3]			9,950
Carrying amount	[1]	₩ 0		₩ 9,950	[2],[3]		0
Industry	[2]			Investment finance
Location	[2]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
G Payment Joint Stock Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.84%		43.84%
Acquistion cost		₩ 9,029		₩ 9,029
Share of net asset amount	[3]	2,917		3,175
Carrying amount	[1]	₩ 9,281	[3]	₩ 9,350	[3]		0
Industry		Investment advisory and securities trading		Investment advisory and securities trading
Location		Vietnam		Vietnam
498 Seventh Owners LLC2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]			49.90%
Acquistion cost	[8]			₩ 166,851
Share of net asset amount	[8]			0
Carrying amount	[1]			₩ 0			0
Industry	[8]			Real estate investment
Location	[8]			United States
Smart Korea KB Future9Sejong Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 2,000		₩ 1,000
Share of net asset amount	[3]	1,870		962
Carrying amount	[1]	₩ 1,870	[3]	₩ 962	[3]		0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-KTB Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	50.90%		50.50%
Acquistion cost	[4]	₩ 16,800		₩ 5,600
Share of net asset amount	[3],[4]	16,256		5,503
Carrying amount	[1]	₩ 16,256	[3],[4]	₩ 5,554	[3],[4]		0
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
KBSOLIDUS Healthcare Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	88.23%		88.23%
Acquistion cost	[4]	₩ 19,800		₩ 1,800
Share of net asset amount	[3],[4]	18,651		1,800
Carrying amount	[1]	₩ 18,651	[3],[4]	₩ 1,800	[3],[4]		0
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Paramark KB Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		17.34%		20.69%
Acquistion cost		₩ 12,199		₩ 2,040
Share of net asset amount	[3]	10,966		1,850
Carrying amount	[1]	₩ 10,966	[3]	₩ 1,850	[3]		0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Others
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 2,029		₩ 2,475
Share of net asset amount		(741)		81
Carrying amount	[1]	₩ 1,049		₩ 789			674
KB Social Impact Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquistion cost		₩ 4,500		₩ 4,500
Share of net asset amount	[3]	4,266		4,282
Carrying amount	[3]	₩ 4,266		₩ 4,282
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Star Office Private Real Estate Master Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				21.05%
Acquistion cost				₩ 20,000
Share of net asset amount	[3]			26,240
Carrying amount	[1]	₩ 0		₩ 26,240	[3]		₩ 20,066
Industry				Investment finance
Location				Korea
KB-GeneN Medical Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.52%
Acquistion cost		₩ 2,000
Share of net asset amount	[3]	1,965
Carrying amount	[1]	₩ 1,965	[3]	₩ 0
Industry		Investment finance
Location		Korea
KB-BridgePole Venture Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	6.30%
Acquistion cost	[2]	₩ 850
Share of net asset amount	[2],[3]	835
Carrying amount	[1]	₩ 835	[2],[3]	0
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Kyobo New Mobility Power Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.57%
Acquistion cost		₩ 3,000
Share of net asset amount	[3]	2,826
Carrying amount	[1]	₩ 2,826	[3]	0
Industry		Investment finance
Location		Korea
DAFriend New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.06%
Acquistion cost		₩ 988
Share of net asset amount	[3]	949
Carrying amount	[1]	₩ 949	[3]	0
Industry		Investment finance
Location		Korea
Cornerstone Pentastone Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.52%
Acquistion cost		₩ 818
Share of net asset amount	[3]	792
Carrying amount	[1]	₩ 792	[3]	0
Industry		Investment finance
Location		Korea
SKSVLP New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.11%
Acquistion cost		₩ 1,156
Share of net asset amount	[3]	1,121
Carrying amount	[1]	₩ 1,121	[3]	0
Industry		Investment finance
Location		Korea
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%
Acquistion cost		₩ 46,700
Share of net asset amount	[3]	45,157
Carrying amount	[1]	₩ 0	[3]	0
Industry		Real estate investment
Location		Korea
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.91%
Acquistion cost		₩ 2,137
Share of net asset amount	[3]	1,475
Carrying amount	[1]	₩ 1,475	[3]	0
Industry		Investment finance
Location		Korea
JS Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.48%
Acquistion cost		₩ 1,700
Share of net asset amount	[3]	1,664
Carrying amount	[1]	₩ 1,664	[3]	0
Industry		Investment finance
Location		Korea
Mirae Asset Mobility Investment Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.99%
Acquistion cost		₩ 2,000
Share of net asset amount	[3]	1,979
Carrying amount	[1]	₩ 1,979	[3]	0
Industry		Investment finance
Location		Korea
KBFT 1st Green Growth Investment Fund1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	10.34%
Acquistion cost	[2]	₩ 2,000
Share of net asset amount	[2],[3]	1,970
Carrying amount	[1]	₩ 1,970	[2],[3]	0
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Glenwood Credit Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.89%
Acquistion cost		₩ 42,000
Share of net asset amount	[3]	43,468
Carrying amount	[1]	₩ 43,468	[3]	0
Industry		Investment finance
Location		Korea
THE CHAEUL FUND NO.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%
Acquistion cost		₩ 1,000
Share of net asset amount	[3]	989
Carrying amount	[1]	₩ 989	[3]	0
Industry		Investment finance
Location		Korea
KB CoInvestment Private Equity Fund No.11
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	7.12%
Acquistion cost	[2]	₩ 7,268
Share of net asset amount	[2]	7,269
Carrying amount	[2]	₩ 7,233
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
POSITIVE Sobujang Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.96%
Acquistion cost		₩ 2,000
Share of net asset amount	[3]	1,977
Carrying amount	[1]	₩ 1,977	[3]	0
Industry		Investment finance
Location		Korea
History 2022 Fintech Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		34.78%
Acquistion cost		₩ 2,000
Share of net asset amount	[3]	1,981
Carrying amount	[1]	₩ 1,981	[3]	0
Industry		Investment finance
Location		Korea
PEBBLESMW M.C.E New Technology Investment Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.26%
Acquistion cost		₩ 2,000
Share of net asset amount	[3]	1,982
Carrying amount	[1]	₩ 1,982	[3]	0
Industry		Investment finance
Location		Korea
KBNP Green ESG New Technology Venture Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.85%
Acquistion cost		₩ 9,350
Share of net asset amount	[3]	9,043
Carrying amount	[1]	₩ 9,043	[3]	0
Industry		Investment finance
Location		Korea
TMAP Mobility Co., Ltd.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	8.25%
Acquistion cost	[2]	₩ 200,000
Share of net asset amount	[2],[3]	61,518
Carrying amount	[1]	₩ 194,455	[2],[3]	0
Industry	[2]	Application software development and supply
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Nextrade Co., Ltd.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	6.64%
Acquistion cost	[2]	₩ 9,700
Share of net asset amount	[2],[3]	9,700
Carrying amount	[1]	₩ 9,700	[2],[3]	0
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Shinhan Global Mobility Fund1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.56%
Acquistion cost		₩ 1,345
Share of net asset amount	[3]	1,345
Carrying amount	[1]	₩ 1,345	[3]	0
Industry		Investment finance
Location		Korea
SKB Next Unicorn KBattery Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.84%
Acquistion cost		₩ 1,995
Share of net asset amount	[3]	1,995
Carrying amount	[1]	₩ 1,995	[3]	₩ 0
Industry		Investment finance
Location		Korea

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million for the years ended December 31, 2021 and 2022, respectively.
[2]	As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[4]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[5]	The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[7]	As of December 31, 2021 and 2022, the Group participates in the investment management committee but cannot exercise control.
[8]	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.